INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amortizable Intangible Assets [Line Items]
Finite-Lived Intangible Assets, License costs, Gross Carrying Amount	$ 681,143	$ 532,143
Finite-Lived Intangible Assets, License costs, Accumulated Amortization	(70,049)	0
Finite-Lived Intangible Assets, License costs, Net Book Value	$ 611,094	$ 532,143